Trade payables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade account payables	R$ 13,221	R$ 12,250
Trade account payables, current	13,221	12,247
Trade account payables, non current		3
Third Parties [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	1,454	1,748
Third Parties [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	9,993	9,541
Third Parties Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	2,125	2,431
Third Parties Forfait [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	671	683
Related Partie [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	256	197
Related Partie Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	1,103	278
Related Partie Forfait [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	R$ 847	R$ 81